Label	Element	Value
High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income exempt from regular Federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Portfolio Operating Expenses have been restated to reflect current fees, and may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by AllianceBernstein L.P. (“AllianceBernstein” or the “Sub‑Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.
The Sub‑Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub‑Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub‑Advisor believes that it no longer represents a relatively attractive investment opportunity. The Sub‑Advisor may invest in derivative instruments, such as swaps, for hedging or risk management purposes, or as a part of the Portfolio’s investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Sub‑Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk. The investments held by the Portfolio are considered speculative and an investment in the Portfolio presents substantial risks in relation to a fund that invests primarily in investment grade securities.
High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.
Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.
Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax‑exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect a Portfolio’s value.
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.
Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.
Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the COVID‑19 outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID‑19 are available, the duration of the COVID‑19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. Performance reflects expense reimbursements and/or fee waivers made in 2016, 2019, 2020, 2021 and 2022. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016, 2019, 2020, 2021 and 2022 would be reduced.
The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1‑800‑442‑8299.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Municipal Bond Index is a component of the Blended Index.The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑442‑8299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmedeim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	High Yield Municipal Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest quarterly return was 4.45% (for the quarter ended June 30, 2016) and the lowest quarterly return was -6.38% (for the quarter ended March 31, 2022).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Bond Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements such as 401(k) plans or IRAs.

High Yield Municipal Portfolio | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,084
2016	rr_AnnualReturn2016	0.97%
2017	rr_AnnualReturn2017	8.76%
2018	rr_AnnualReturn2018	1.19%
2019	rr_AnnualReturn2019	8.98%
2020	rr_AnnualReturn2020	3.73%
2021	rr_AnnualReturn2021	4.63%
2022	rr_AnnualReturn2022	(13.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.38%)
Past 1 Year	rr_AverageAnnualReturnYear01	(13.62%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Return After Taxes on Distributions | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(13.64%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.88%)	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.19%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[2]
High Yield Municipal Portfolio | Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(12.35%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(8.53%)	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.25%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[3]
High Yield Municipal Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(11.40%)	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	2.02%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[4]
High Yield Municipal Portfolio | Morningstar High Yield Muni Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(13.71%)	[5]
Past 5 Years	rr_AverageAnnualReturnYear05	0.99%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[5]

[1]
Total Annual Portfolio Operating Expenses have been restated to reflect current fees, and may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.

[2]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[3]	The Bloomberg Municipal Bond Index is a component of the Blended Index.
[4]
Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Bond Index. The Advisor and Sub‑Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone. The Blended Index commenced operations on January 1, 2017 and does not have available returns for the since inception period.

[5]
The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.